Scope of Consolidation - Schedule of List of Company Directly or Indirectly Controlled (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Nuova Ompi S.r.l. | Direct Control
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Segment	Biopharmaceutical
Description	Production of drug containment systems and development of integrated solutions for the pharmaceutical industry
Country of incorporation	Italy
% equity interest	100.00%	100.00%
Spami S.r.l. | Direct Control
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Segment	Engineering
Description	Production plant and machinery
Country of incorporation	Italy
% equity interest	100.00%	100.00%
Stevanato Group International a.s. | Direct Control
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Segment	Holding
Description	Service/Subholding company
Country of incorporation	Slovakia
% equity interest	100.00%	100.00%
Medical Glass a.s.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation	Slovakia
Medical Glass a.s. | Indirect Control
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Segment	Biopharmaceutical
Description	Production of drug containment systems
Country of incorporation	Slovakia
% equity interest	99.74%	99.74%
Stevanato Group N.A. S. de RL de CV | Indirect Control
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Segment	Biopharmaceutical
Description	Service company
Country of incorporation	Mexico
% equity interest	100.00%	100.00%
Ompi N.A. S. de RL de CV | Direct Control
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Segment	Biopharmaceutical
Description	Production of drug containment systems
Country of incorporation	Mexico
% equity interest	30.76%	30.76%
Ompi N.A. S. de RL de CV | Indirect Control
Disclosure Of Significant Investments In Subsidiaries [Line Items]
% equity interest	69.24%	69.24%
Ompi of America inc. | Indirect Control
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Segment	Biopharmaceutical
Description	Sale of drug containment systems and analytical services
Country of incorporation	USA
% equity interest	100.00%	100.00%
Ompi do Brasil I. e C. de Em. Far. Ltda | Direct Control
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Segment	Biopharmaceutical
Description	Production of drug containment systems
Country of incorporation	Brazil
% equity interest	79.00%	79.00%
Ompi do Brasil I. e C. de Em. Far. Ltda | Indirect Control
Disclosure Of Significant Investments In Subsidiaries [Line Items]
% equity interest	21.00%	21.00%
Ompi Pharm. Packing Techn. Co. Ltd | Indirect Control
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Segment	Biopharmaceutical
Description	Production of drug containment systems
Country of incorporation	China
% equity interest	100.00%	100.00%
Innoscan A/S | Indirect Control
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Segment	Engineering
Description	Production plant and machinery
Country of incorporation	Denmark
% equity interest	100.00%	100.00%
SVM Automatik A/S | Indirect Control
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Segment	Engineering
Description	Production plant and machinery
Country of incorporation	Denmark
% equity interest	100.00%	65.00%
Medirio SA | Indirect Control
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Segment	Biopharmaceutical
Description	Research and development
Country of incorporation	Switzerland
% equity interest	100.00%	100.00%
Balda Medical Gmbh | Direct Control
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Segment	Biopharmaceutical
Description	Production of in-vitro diagnostic solutions
Country of incorporation	Germany
% equity interest	100.00%	100.00%
Balda C. Brewer Inc. | Indirect Control
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Segment	Biopharmaceutical
Description	Production of in-vitro diagnostic solutions
Country of incorporation	USA
% equity interest	100.00%	100.00%
Balda Precision Inc. | Indirect Control
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Segment	Biopharmaceutical
Description	Production metal components
Country of incorporation	USA
% equity interest	100.00%	100.00%
Ompi of Japan Co., Ltd.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation	Japan
Ompi of Japan Co., Ltd. | Direct Control
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Segment	Biopharmaceutical
Description	Sale of drug containment systems
Country of incorporation	Japan
% equity interest	51.00%	51.00%
Swissfillon AG
Disclosure Of Significant Investments In Subsidiaries [Line Items]
% equity interest		26.94%
Swissfillon AG | Associate
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Segment	Biopharmaceutical
Description	Sterile filling services company
Country of incorporation	Switzerland
% equity interest	0.00%	26.94%